Contents of Significant Accounts - Refund Liabilities - Summary of Refund Liabilities (Detail) - TWD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Refund Liability [Abstract]
Refund liabilities	$ 724,207	$ 1,252,451